Accounts Receivable, Net - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Account Receivable, Net [Abstract]
Accounts receivable	$ 34,235	$ 25,100
Less: Provision for doubtful accounts	0	0
Accounts receivable, net	$ 34,235	$ 25,100